Merger with Converted Organics, Inc. - Pro Forma Information from Operation (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Business Combinations [Abstract]
Revenue	$ 1,411	$ 1,521
Net (loss) income	$ (7,048)	$ 54,066
Net (loss) income per common share:
Basic and diluted	$ (0.31)	$ 2.41
Weighted average shares outstanding:
Basic and diluted	22,469,562	22,389,609